SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS

20. SUBSEQUENT EVENTS

On February 9, 2012, General Atlantic LLC ("General Atlantic") converted in full the $35.0 million principal amount of convertible notes plus accrued interest of $0.9 million (see Note 10) into 22,770,991 ordinary shares of the Company.

On February 24, 2012, the Company purchased the aforementioned 22,770,991 ordinary shares from investment funds affiliated with General Atlantic. The per-ADS equivalent purchase price of $13.0 was established based on a discount of slightly over 5% of the ADS closing price on February 13, 2012. Subsequently, the Company cancelled all of 22,770,991 ordinary shares purchased.

During the first quarter of 2012, the Company reorganized its business segments. The process chemistry business, which previously was included in the Laboratory Services segment, will be included under the Manufacturing Services segment as of January 1, 2012. The process chemistry operation develops processes for making APIs and advanced intermediates and thus is more closely related to operations of Manufacturing Services. Process chemistry is also managed as part of the Manufacturing Services business unit beginning in 2012.

On March 8, 2012, the Company announced approval by its Board of Directors of a plan to repurchase $30 million of its ADSs over the next 18 months. The timing and extent of any purchases will depend upon market conditions, the trading price of its ADSs and other factors, including customary restrictions on share repurchases. The repurchase program does not obligate the Company to make repurchases at any specific time or in any specific situation.

On January 11, 2012, the Company entered into a loan agreement of $4 million at a fixed interest rate of 4.29% with the term of six months. On March 15, 2012, the Company entered into a loan agreement of $1.6 million at a fixed interest rate of 6.56% with the term of one year.

On January 30, 2012, the Company drew down additional $5.0 million at an interest rate of 3.15% with the term of three months under the $25.0 million revolving line of credit. On March 13, 2012, the Company drew down additional $4.0 million at an interest rate of 4.09% with the maturity date of May 13, 2012, under the $12.5 million revolving loan facility. There is no available amount for future borrowing under both loan facilities as of April 20, 2012.